UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07634

Name of Fund: BlackRock Corporate High Yield Fund, Inc. (COY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Corporate High Yield Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 02/28/2014

Date of reporting period: 05/31/2013

Item 1	–	Schedule of Investments

Consolidated Schedule of Investments May 31, 2013 (Unaudited)	BlackRock Corporate High Yield Fund, Inc. (COY)
(Percentages shown are based on Net Assets)

Common Stocks	Shares		Value
Auto Components – 0.3%
Delphi Automotive Plc		8,200	$400,242
The Goodyear Tire & Rubber Co.(a)		22,998	348,190

			748,432

Automobiles – 1.4%
General Motors Co.(a)		109,997	3,727,798

Biotechnology – 0.0%
Ironwood Pharmaceuticals, Inc.(a)		6,540	87,309

Capital Markets – 2.0%
American Capital Ltd.(a)		341,246	4,548,809
E*Trade Financial Corp.(a)		68,100	792,003
Uranium Participation Corp.(a)		33,680	164,705

			5,505,517

Chemicals – 0.4%
ADA-ES, Inc.(a)		1,670	62,374
CF Industries Holdings, Inc.		1,800	343,728
Huntsman Corp.		39,700	772,165

			1,178,267

Commercial Banks – 0.5%
CIT Group, Inc.(a)		31,181	1,436,820

Communications Equipment – 0.3%
Loral Space & Communications Ltd.		11,463	690,302

Containers & Packaging – 0.0%
Smurfit Kappa Plc		3,634	60,965

Diversified Financial Services – 1.0%
Bank of America Corp.		50,290	686,961
Citigroup, Inc.		7,834	407,290
Kcad Holdings I Ltd.		269,089,036	1,746,388

			2,840,639

Diversified Telecommunication Services – 0.2%
Broadview Networks Holdings, Inc.(a)		32,500	204,750
Level 3 Communications, Inc.(a)		20,920	448,316

			653,066

Electrical Equipment – 0.0%
Medis Technologies Ltd.(a)		67,974	1

Energy Equipment & Services – 0.8%
Laricina Energy Ltd.		35,294	1,188,362
Osum Oil Sands Corp.		74,000	1,003,802

			2,192,164

Hotels, Restaurants & Leisure – 0.6%
Caesars Entertainment Corp.(a)		45,393	657,745
Travelport LLC(a)(b)		1,036,970	850,315

			1,508,060

Household Durables – 0.1%
MDC Holdings, Inc.		3,000	111,330
Meritage Homes Corp.(a)		2,900	137,344
PulteGroup, Inc.(a)		5,400	116,586

			365,260

Insurance – 1.1%
American International Group, Inc.(a)		64,903	2,885,587

Media – 0.3%
Belo Corp., Class A		20,724	232,523
Cablevision Systems Corp., Class A		40,333	609,835
Clear Channel Outdoor Holdings, Inc., Class A(a)		8,934	76,565

			918,923

Metals & Mining – 0.1%
African Minerals Ltd.(a)		40,400	154,560
Peninsula Energy Ltd.(a)		6,975,317	191,360

			345,920

Oil, Gas & Consumable Fuels – 0.0%
African Petroleum Corp. Ltd.(a)		180,300	32,786

Paper & Forest Products – 0.6%
Ainsworth Lumber Co. Ltd.(a)		146,558	535,765
Ainsworth Lumber Co. Ltd.(a)(c)		41,686	151,988
NewPage Corp.(a)		7,740	735,300
Western Forest Products, Inc.(a)		147,968	186,292
Western Forest Products, Inc.(a)		41,528	51,672

			1,661,017

Semiconductors & Semiconductor Equipment – 0.3%
Freescale Semiconductor Ltd.(a)		3,716	59,159
NXP Semiconductors NV(a)		8,710	268,703
Spansion, Inc., Class A(a)		30,526	418,206
SunPower Corp.(a)		123	2,374

			748,442

Software – 0.2%
Bankruptcy Management Solutions, Inc.(a)		468	–
HMH Holdings/EduMedia(a)		19,102	505,255

			505,255

Wireless Telecommunication Services – 0.5%
Crown Castle International Corp.(a)		9,634	686,423
SBA Communications Corp., Class A(a)		9,634	725,151

			1,411,574

Total Common Stocks – 10.7%			29,504,104

Corporate Bonds	Par (000)
Aerospace & Defense – 0.8%
Bombardier, Inc.,
4.25%, 1/15/16(c)	USD	560	579,600

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2013	1

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Aerospace & Defense (concluded)
Huntington Ingalls Industries, Inc.:
6.88%, 3/15/18	USD	145	$158,050
7.13%, 3/15/21		235	257,912
Kratos Defense & Security Solutions, Inc.,
10.00%, 6/01/17		796	867,640
Meccanica Holdings USA, Inc.,
6.25%, 7/15/19(c)		247	259,425

			2,122,627

Air Freight & Logistics – 0.2%
National Air Cargo Group, Inc.:
Series 1, 12.38%, 9/02/15		325	325,995
Series 2, 12.38%, 8/16/15		334	334,508

			660,503

Airlines – 2.5%
Air Canada Pass-Through Trust, Series 2013-1, Class C,
6.63%, 5/15/18(c)		261	267,473
American Airlines Pass-Through Trust, Series 2011-2, Class A,
8.63%, 10/15/21		603	636,504
Continental Airlines Pass-Through Trust:
Series 1997-4, Class B, 6.90%, 1/02/17		181	190,109
Series 2010-1, Class B, 6.00%, 1/12/19		326	339,405
Series 2012-3, Class C, 6.13%, 4/29/18		850	892,500
Delta Air Lines Pass-Through Trust:
Series 2002-1, Class G-1 6.72%, 1/02/23		531	589,124
Series 2009-1, Class B, 9.75%, 6/17/18		167	190,373
Series 2010-1, Class B, 6.38%, 7/02/17		447	467,115
US Airways Group, Inc.,
6.13%, 6/01/18		305	296,994
US Airways Pass-Through Trust:
Series 2011-1, Class C, 10.88%, 10/22/14		421	452,847
Series 2012-1, Class C, 9.13%, 10/01/15		390	421,855
Series 2012-2, Class B, 6.75%, 12/03/22		300	327,750
Series 2012-2, Class C, 5.45%, 6/03/18(d)		840	827,400
Series 2013-1, Class B, 5.38%, 5/15/23		875	899,062

			6,798,511

Auto Components – 2.6%
Affinia Group, Inc.,
7.75%, 5/01/21(c)		621	645,840
Brighthouse Group Ltd.,
7.88%, 5/15/18	GBP	100	154,979
Continental Rubber of America Corp.,
4.50%, 9/15/19(c)	USD	150	155,625
Dana Holding Corp.,
6.75%, 2/15/21		410	440,750
Delphi Corp.,
6.13%, 5/15/21		65	71,744
GKN Holdings Plc,
5.38%, 9/19/22	GBP	180	289,551
Icahn Enterprises LP,
8.00%, 1/15/18	USD	2,775	2,941,500
IDQ Holdings, Inc.,
11.50%, 4/01/17(c)		355	396,269
Jaguar Land Rover Plc,
8.25%, 3/15/20	GBP	439	753,728
Schaeffler Finance BV,
4.25%, 5/15/18	EUR	121	159,235
Servus Luxembourg Holdings SCA,
7.75%, 6/15/18		200	260,925
Titan International, Inc.:
7.88%, 10/01/17(c)	USD	455	486,850
7.88%, 10/01/17		430	460,100

			7,217,096

Building Products – 1.5%
American Builders & Contractors Supply Co., Inc.,
5.63%, 4/15/21(c)		425	430,312
Builders FirstSource, Inc.,
7.63%, 6/01/21(c)		372	373,860
Building Materials Corp. of America(c):
7.00%, 2/15/20		500	535,000
6.75%, 5/01/21		710	768,575
Cemex SAB de CV,
5.88%, 3/25/19(c)		210	208,950
Momentive Performance Materials, Inc.,
8.88%, 10/15/20		700	754,250
Texas Industries, Inc.,
9.25%, 8/15/20		215	238,113
USG Corp.,
9.75%, 1/15/18		645	759,487

			4,068,547

Capital Markets – 0.3%
E*Trade Financial Corp.,
0.00%, 8/31/19(c)(e)(f)		226	256,510
Nuveen Investments, Inc.,
9.13%, 10/15/17(c)		435	456,750

			713,260

Chemicals – 2.4%
Axiall Corp.,
4.88%, 5/15/23(c)		99	99,495
Basell Finance Co. BV,
8.10%, 3/15/27(c)		380	515,044
Celanese US Holdings LLC,
5.88%, 6/15/21		759	836,797

2	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Chemicals (concluded)
Eagle Spinco, Inc.,
4.63%, 2/15/21(c)	USD	343	$345,572
Huntsman International LLC,
8.63%, 3/15/21		155	173,213
INEOS Finance Plc,
7.50%, 5/01/20(c)		405	444,487
INEOS Group Holdings SA:
6.13%, 8/15/18(c)		275	270,875
6.50%, 8/15/18	EUR	261	330,754
Kraton Polymers LLC,
6.75%, 3/01/19	USD	115	120,463
LyondellBasell Industries NV,
5.00%, 4/15/19		376	424,404
Nexeo Solutions LLC,
8.38%, 3/01/18		85	85,425
Nufarm Australia Ltd.,
6.38%, 10/15/19(c)		205	210,125
Orion Engineered Carbons Bondco GmbH (FKA Kinove German Bondco GmbH),
10.00%, 6/15/18	EUR	315	454,457
OXEA Finance/Cy SCA,
9.63%, 7/15/17(c)		330	461,211
PetroLogistics LP/PetroLogistics Finance Corp.,
6.25%, 4/01/20(c)	USD	157	158,178
PolyOne Corp.,
7.38%, 9/15/20		200	220,500
Rockwood Specialties Group, Inc.,
4.63%, 10/15/20		748	762,960
Tronox Finance LLC,
6.38%, 8/15/20(c)		228	224,010
US Coatings Acquisition, Inc./Flash Dutch 2 BV:
5.75%, 2/01/21	EUR	100	135,174
7.38%, 5/01/21(c)	USD	328	346,040

			6,619,184

Commercial Banks – 0.8%
CIT Group, Inc.:
5.25%, 3/15/18		510	548,250
6.63%, 4/01/18(c)		215	241,875
5.50%, 2/15/19(c)		680	736,100
5.00%, 8/15/22		207	220,455
6.00%, 4/01/36		500	496,676

			2,243,356

Commercial Services & Supplies – 2.9%
ADS Waste Holdings, Inc.,
8.25%, 10/01/20(c)		256	274,560
ARAMARK Corp.,
5.75%, 3/15/20(c)		596	616,860
Aviation Capital Group Corp.,
6.75%, 4/06/21(c)		500	554,677
Brickman Group Holdings, Inc.,
9.13%, 11/01/18(c)		24	25,980
Casella Waste Systems, Inc.,
7.75%, 2/15/19		49	47,040
Catalent Pharma Solutions, Inc.,
7.88%, 10/15/18(c)		571	579,565
Covanta Holding Corp.,
6.38%, 10/01/22		585	631,050
EC Finance Plc,
9.75%, 8/01/17	EUR	451	636,130
Mead Products LLC/ACCO Brands Corp.,
6.75%, 4/30/20(c)	USD	71	74,550
Mobile Mini, Inc.,
7.88%, 12/01/20		335	371,013
TransUnion LLC/TransUnion Financing Corp.,
11.38%, 6/15/18		59	66,670
UR Merger Sub Corp.:
5.75%, 7/15/18		236	251,930
7.38%, 5/15/20		405	444,487
8.25%, 2/01/21		429	475,117
7.63%, 4/15/22		2,045	2,264,837
6.13%, 6/15/23		175	183,313
Verisure Holding AB:
8.75%, 9/01/18	EUR	169	242,722
8.75%, 12/01/18		100	138,423
West Corp.,
8.63%, 10/01/18	USD	125	137,188

			8,016,112

Communications Equipment – 1.4%
Alcatel-Lucent USA, Inc.:
6.50%, 1/15/28		55	43,725
6.45%, 3/15/29		169	135,622
Avaya, Inc.(c):
7.00%, 4/01/19		250	233,125
10.50%, 3/01/21		853	716,520
CommScope Holding Co., Inc.,
6.63%, 6/01/20(c)(g)		440	434,500
Zayo Group LLC/Zayo Capital, Inc.:
8.13%, 1/01/20		870	965,700
10.13%, 7/01/20		1,160	1,348,500

			3,877,692

Computers & Peripherals – 0.2%
EMC Corp., Series B,
1.75%, 12/01/13(f)		186	287,603
SanDisk Corp.,
1.50%, 8/15/17(f)		255	338,353

			625,956

Construction & Engineering – 0.4%
Boart Longyear Management Property Ltd.,
7.00%, 4/01/21(c)		175	173,250
H&E Equipment Services, Inc.,
7.00%, 9/01/22		408	440,640
Safway Group Holding LLC/Safway Finance Corp.,
7.00%, 5/15/18(c)		214	215,070
Weekley Homes LLC,
6.00%, 2/01/23(c)		143	148,720

			977,680

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2013	3

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Construction Materials – 2.9%
Buzzi Unicem SpA,
6.25%, 9/28/18	EUR	126	$180,538
HD Supply, Inc.:
8.13%, 4/15/19	USD	2,977	3,304,470
11.00%, 4/15/20		1,385	1,663,731
7.50%, 7/15/20(c)		2,033	2,154,980
11.50%, 7/15/20		480	564,000
HeidelbergCement AG,
7.50%, 4/03/20	EUR	51	81,739

			7,949,458

Consumer Finance – 0.6%
Credit Acceptance Corp.,
9.13%, 2/01/17	USD	435	469,800
Ford Motor Credit Co. LLC:
12.00%, 5/15/15		670	801,427
6.63%, 8/15/17		131	152,351
IVS F. SpA,
7.13%, 4/01/20	EUR	195	255,986

			1,679,564

Containers & Packaging – 2.1%
Ardagh Packaging Finance Plc:
7.38%, 10/15/17(c)		235	328,349
7.38%, 10/15/17		200	279,446
9.13%, 10/15/20(c)	USD	409	449,900
9.13%, 10/15/20(c)		365	399,675
7.00%, 11/15/20(c)		656	672,400
4.88%, 11/15/22(c)		470	468,825
5.00%, 11/15/22	EUR	200	262,549
Berry Plastics Corp.,
9.75%, 1/15/21	USD	170	196,350
Beverage Packaging Holdings Luxembourg II SA,
8.00%, 12/15/16	EUR	617	801,945
Crown Americas LLC/Crown Americas Capital Corp. III,
6.25%, 2/01/21	USD	15	16,388
Crown Americas LLC/Crown Americas Capital Corp. IV,
4.50%, 1/15/23(c)		24	23,460
GCL Holdings SCA,
9.38%, 4/15/18(c)	EUR	244	342,510
Graphic Packaging International, Inc.,
7.88%, 10/01/18	USD	340	373,150
OI European Group BV,
4.88%, 3/31/21	EUR	301	408,830
Pactiv LLC,
7.95%, 12/15/25	USD	404	383,800
Tekni-Plex, Inc.,
9.75%, 6/01/19(c)		406	454,720

			5,862,297

Distributors – 0.5%
VWR Funding, Inc.,
7.25%, 9/15/17		1,260	1,341,900

Diversified Consumer Services – 2.1%
APX Group, Inc.(c):
6.38%, 12/01/19		903	900,743
8.75%, 12/01/20		547	555,205
Laureate Education, Inc.,
9.25%, 9/01/19(c)		1,145	1,282,400
Service Corp. International,
7.00%, 6/15/17		2,590	2,959,075
ServiceMaster Co.,
8.00%, 2/15/20		175	180,031

			5,877,454

Diversified Financial Services – 6.0%
Aircastle Ltd.:
6.75%, 4/15/17		345	379,500
6.25%, 12/01/19		295	319,338
Ally Financial, Inc.:
7.50%, 12/31/13		350	361,375
8.00%, 11/01/31		201	257,280
8.00%, 11/01/31		3,389	4,371,810
CNG Holdings, Inc.,
9.38%, 5/15/20(c)		309	307,455
Co-Operative Group Ltd.(h):
5.63%, 7/08/20	GBP	160	244,319
6.25%, 7/08/26		100	153,231
DPL, Inc.:
6.50%, 10/15/16	USD	298	321,095
7.25%, 10/15/21		777	839,160
Gala Group Finance Plc,
8.88%, 9/01/18	GBP	600	980,012
General Motors Financial Co., Inc.:
2.75%, 5/15/16(c)	USD	484	483,274
3.25%, 5/15/18(c)		280	277,550
6.75%, 6/01/18		270	307,800
4.25%, 5/15/23(c)		76	74,100
GETCO Financing Escrow LLC,
8.25%, 6/15/18(c)(d)		209	204,298
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
7.38%, 4/01/20(c)		465	467,325
Jefferies LoanCore LLC/JLC Finance Corp.,
6.88%, 6/01/20(c)		660	661,650
Leucadia National Corp.,
8.13%, 9/15/15		790	896,650
Reynolds Group Issuer, Inc.:
7.13%, 4/15/19		430	457,950
9.00%, 4/15/19		535	561,750
7.88%, 8/15/19		215	235,425
9.88%, 8/15/19		415	452,350
5.75%, 10/15/20		2,185	2,217,775
WMG Acquisition Corp.:
11.50%, 10/01/18		382	450,760
6.00%, 1/15/21(c)		261	275,355

			16,558,587

4	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Diversified Telecommunication Services – 2.5%
Broadview Networks Holdings, Inc.,
10.50%, 11/15/17	USD	500	$510,625
CenturyLink, Inc., Series V,
5.63%, 4/01/20		685	708,119
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
5.13%, 12/15/21(c)		390	382,687
Consolidated Communications Finance Co.,
10.88%, 6/01/20		320	369,600
Level 3 Communications, Inc.,
8.88%, 6/01/19		295	320,075
Level 3 Financing, Inc.:
8.13%, 7/01/19		1,084	1,173,430
7.00%, 6/01/20		395	415,737
8.63%, 7/15/20		785	863,500
OTE Plc,
7.25%, 2/12/15	EUR	101	136,263
Telenet Finance V Luxembourg SCA:
6.25%, 8/15/22		237	323,517
6.75%, 8/15/24		350	484,937
tw telecom holdings, Inc.,
5.38%, 10/01/22	USD	275	284,625
Windstream Corp.:
8.13%, 8/01/13		400	403,000
7.88%, 11/01/17		360	414,000
6.38%, 8/01/23		75	74,063

			6,864,178

Electric Utilities – 0.7%
Homer City Generation LP,
8.73%, 10/01/26(g)		205	217,813
Mirant Mid Atlantic Pass-Through Trust, Series B,
9.13%, 6/30/17		269	303,238
The Tokyo Electric Power Co., Inc.,
4.50%, 3/24/14	EUR	1,000	1,321,845

			1,842,896

Electrical Equipment – 0.8%
Belden, Inc.:
5.50%, 9/01/22(c)	USD	340	349,350
5.50%, 4/15/23	EUR	110	145,117
General Cable Corp.,
5.75%, 10/01/22(c)	USD	560	576,800
Rexel SA,
5.13%, 6/15/20	EUR	339	460,663
Techem GmbH,
6.13%, 10/01/19		300	421,119
Trionista TopCo GmbH,
6.88%, 4/30/21		100	131,925

			2,084,974

Electronic Equipment, Instruments & Components – 0.1%
Jabil Circuit, Inc.,
8.25%, 3/15/18	USD	215	260,150

Energy Equipment & Services – 3.7%
Atwood Oceanics, Inc.,
6.50%, 2/01/20		130	139,263
Calfrac Holdings LP,
7.50%, 12/01/20(c)		306	315,180
CGG (FKA Compagnie Générale de Géophysique, Veritas):
7.75%, 5/15/17		235	241,462
6.50%, 6/01/21		1,150	1,201,750
FTS International Services LLC/FTS International Bonds, Inc.,
8.13%, 11/15/18(c)		995	1,059,675
Genesis Energy LP,
5.75%, 2/15/21(c)		47	47,940
Gulfmark Offshore, Inc.,
6.38%, 3/15/22		145	150,800
Hornbeck Offshore Services, Inc.,
5.88%, 4/01/20		290	302,325
MEG Energy Corp.(c):
6.50%, 3/15/21		1,378	1,426,230
6.38%, 1/30/23		201	206,025
Oil States International, Inc.,
6.50%, 6/01/19		426	459,015
Peabody Energy Corp.:
6.00%, 11/15/18		619	662,330
6.25%, 11/15/21		666	695,970
7.88%, 11/01/26		345	369,150
4.75%, 12/15/66(f)		392	337,365
Precision Drilling Corp.:
6.63%, 11/15/20		70	74,900
6.50%, 12/15/21		275	294,937
Rain CII Carbon LLC/CII Carbon Corp.,
8.25%, 1/15/21(c)		214	228,980
Seadrill Ltd.,
5.63%, 9/15/17(c)		1,254	1,285,350
Tervita Corp.,
8.00%, 11/15/18(c)		342	353,970
Trionista Holdco GmbH,
5.00%, 4/30/20	EUR	302	400,375

			10,252,992

Food & Staples Retailing – 0.4%
Bakkavor Finance 2 Plc,
8.25%, 2/15/18	GBP	213	335,768
R&R Ice Cream Plc,
9.25%, 5/10/18(g)	EUR	100	131,275
Rite Aid Corp.,
9.25%, 3/15/20	USD	345	389,419
Zobele Holding SpA,
7.88%, 2/01/18	EUR	100	135,174

			991,636

Food Products – 0.6%
Darling International, Inc.,
8.50%, 12/15/18	USD	105	117,600
Del Monte Corp.,
7.63%, 2/15/19		56	58,030
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
4.88%, 5/01/21(c)		360	361,350

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2013	5

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Food Products (concluded)
Post Holdings, Inc.,
7.38%, 2/15/22		USD 530	$590,287
Smithfield Foods, Inc.,
6.63%, 8/15/22		431	490,263

			1,617,530

Health Care Equipment & Supplies – 2.4%
Biomet, Inc.(c):
6.50%, 8/01/20		1,855	1,952,388
6.50%, 10/01/20		1,975	1,999,687
DJO Finance LLC:
8.75%, 3/15/18		350	386,750
7.75%, 4/15/18		95	98,325
9.88%, 4/15/18		400	439,000
Fresenius Medical Care US Finance, Inc.,
5.75%, 2/15/21(c)		260	289,250
Fresenius US Finance II, Inc.,
9.00%, 7/15/15(c)		500	575,000
IDH Finance PLC,
6.00%, 12/01/18		GBP 103	157,281
Kinetic Concepts, Inc./KCI USA, Inc.,
12.50%, 11/01/19		USD 520	535,600
Teleflex, Inc.,
6.88%, 6/01/19		270	291,600

			6,724,881

Health Care Providers & Services – 7.2%
Aviv Healthcare Properties LP,
7.75%, 2/15/19		520	568,100
Care UK Health & Social Care Plc,
9.75%, 8/01/17		GBP 168	264,193
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18		USD 785	818,362
7.13%, 7/15/20		415	455,462
ConvaTec Healthcare E SA,
7.38%, 12/15/17(c)		EUR 400	556,293
Crown Newco 3 Plc:
7.00%, 2/15/18(c)		GBP 331	525,552
7.00%, 2/15/18		100	158,777
DaVita HealthCare Partners, Inc.,
5.75%, 8/15/22		USD 819	872,235
HCA Holdings, Inc.,
6.25%, 2/15/21		670	716,900
HCA, Inc.:
8.50%, 4/15/19		120	130,800
6.50%, 2/15/20		2,512	2,832,280
7.88%, 2/15/20		255	277,950
7.25%, 9/15/20		2,535	2,788,500
5.88%, 3/15/22		540	592,650
4.75%, 5/01/23		363	362,093
Hologic, Inc.,
6.25%, 8/01/20		1,125	1,202,344
IASIS Healthcare LLC,
8.38%, 5/15/19		477	498,465
INC Research LLC,
11.50%, 7/15/19(c)		320	344,000
inVentiv Health, Inc.,
9.00%, 1/15/18(c)		580	617,700
Omnicare, Inc.:
7.75%, 6/01/20		905	1,002,287
3.75%, 4/01/42(f)		268	326,123
Symbion, Inc.,
8.00%, 6/15/16		315	333,113
Tenet Healthcare Corp.:
6.25%, 11/01/18		1,080	1,196,100
6.75%, 2/01/20		480	504,000
4.50%, 4/01/21(c)		431	423,458
4.38%, 10/01/21(c)		595	577,150
Vanguard Health Holding Co. II LLC:
8.00%, 2/01/18		223	236,659
7.75%, 2/01/19		425	454,750
Voyage Care Bondco Plc,
6.50%, 8/01/18	GBP	110	171,730

			19,808,026

Health Care Technology – 0.9%
IMS Health, Inc.(c):
12.50%, 3/01/18	USD	2,065	2,423,794
6.00%, 11/01/20		132	139,590

			2,563,384

Hotels, Restaurants & Leisure – 2.5%
Carlson Wagonlit BV,
6.88%, 6/15/19(c)		295	310,487
Cirsa Funding Luxembourg SA,
8.75%, 5/15/18	EUR	453	597,901
Diamond Resorts Corp.,
12.00%, 8/15/18	USD	1,100	1,227,875
Enterprise Inns Plc,
6.50%, 12/06/18	GBP	296	458,287
Gategroup Finance Luxembourg SA,
6.75%, 3/01/19	EUR	361	478,594
Isle of Capri Casinos, Inc.:
7.75%, 3/15/19	USD	45	48,600
5.88%, 3/15/21		201	199,995
Little Traverse Bay Bands of Odawa Indians,
9.00%, 8/31/20(c)		270	261,900
MCE Finance Ltd.,
5.00%, 2/15/21(c)		620	620,000
MTR Gaming Group, Inc.,
11.50%, 8/01/19(g)		136	145,681
Regal Entertainment Group,
5.75%, 2/01/25		241	240,397
Sisal Holding Istituto di Pagamento SpA,
7.25%, 9/30/17	EUR	100	131,925
Six Flags Entertainment Corp.,
5.25%, 1/15/21(c)	USD	547	549,735
Station Casinos LLC,
7.50%, 3/01/21(c)		1,298	1,359,655
Travelport LLC(c):
6.40%, 3/01/16(i)		82	77,363
11.88%, 9/01/16		31	29,534

6	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Hotels, Restaurants & Leisure (concluded)
Tropicana Entertainment LLC,
9.63%, 12/15/14(a)(b)	USD	315	$–
The Unique Pub Finance Co. Plc, Series A3,
6.54%, 3/30/21	GBP	100	157,258
Wynn Las Vegas LLC,
5.38%, 3/15/22	USD	70	73,675

			6,968,862

Household Durables – 2.6%
Algeco Scotsman Global Finance Plc,
9.00%, 10/15/18	EUR	100	133,250
Ashton Woods USA LLC,
6.88%, 2/15/21(c)	USD	210	217,613
Beazer Homes USA, Inc.,
6.63%, 4/15/18		30	32,513
Brookfield Residential Properties, Inc.,
6.50%, 12/15/20(c)		375	401,250
Jarden Corp.,
7.50%, 1/15/20	EUR	285	398,952
K. Hovnanian Enterprises, Inc.,
7.25%, 10/15/20(c)	USD	870	963,525
Libbey Glass, Inc.,
6.88%, 5/15/20		504	545,580
PH Holding LLC,
9.75%, 12/31/17		315	324,450
Pulte Group, Inc.,
6.38%, 5/15/33		175	176,750
RPG Byty Sro,
6.75%, 5/01/20	EUR	180	225,766
The Ryland Group, Inc.,
6.63%, 5/01/20	USD	315	351,225
Spie BondCo 3 SCA,
11.00%, 8/15/19	EUR	276	387,878
Standard Pacific Corp.:
10.75%, 9/15/16	USD	1,185	1,463,475
8.38%, 1/15/21		880	1,056,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
5.25%, 4/15/21(c)		247	250,087
William Lyon Homes, Inc.,
8.50%, 11/15/20(c)		275	306,281

			7,234,595

Household Products – 0.7%
Ontex IV SA:
7.50%, 4/15/18	EUR	100	136,474
7.50%, 4/15/18(c)		130	177,416
9.00%, 4/15/19		313	426,146
Spectrum Brands Escrow Corp.(c):
6.38%, 11/15/20	USD	351	376,886
6.63%, 11/15/22		230	248,400
Spectrum Brands, Inc.:
9.50%, 6/15/18		330	365,062
6.75%, 3/15/20		89	95,675

			1,826,059

Independent Power Producers & Energy Traders – 4.2%
The AES Corp.,
4.88%, 5/15/23		25	24,563
Calpine Corp.,
7.50%, 2/15/21(c)		42	45,570
Dynegy, Inc.,
5.88%, 6/01/23(c)		277	272,845
Energy Future Intermediate Holding Co. LLC:
6.88%, 8/15/17(c)		690	731,400
11.25%, 12/01/18(c)(g)		620	559,550
10.00%, 12/01/20		2,631	2,996,051
10.00%, 12/01/20(c)		1,700	1,927,375
11.75%, 3/01/22(c)		1,140	1,298,175
GenOn REMA LLC:
Series B 9.24%, 7/02/17		107	117,834
Series C 9.68%, 7/02/26		384	418,560
Laredo Petroleum, Inc.:
9.50%, 2/15/19		445	503,962
7.38%, 5/01/22		345	379,500
NRG Energy, Inc.:
7.63%, 1/15/18		1,594	1,797,235
6.63%, 3/15/23(c)		49	51,818
QEP Resources, Inc.:
5.38%, 10/01/22		305	312,625
5.25%, 5/01/23		235	237,350

			11,674,413

Industrial Conglomerates – 0.2%
Sequa Corp.,
7.00%, 12/15/17(c)		525	525,000

Insurance – 0.7%
Alliant Holdings I, Inc.,
7.88%, 12/15/20(c)		1,035	1,084,162
CNO Financial Group, Inc.,
6.38%, 10/01/20(c)		206	223,253
MPL 2 Acquisition Canco, Inc.,
9.88%, 8/15/18(c)		605	623,150
TMF Group Holding B.V.,
9.88%, 12/01/19	EUR	100	137,124

			2,067,689

Internet Software & Services – 0.2%
Cerved Technologies SpA:
6.38%, 1/15/20		100	129,975
8.00%, 1/15/21		100	129,650
VeriSign, Inc.,
4.63%, 5/01/23(c)	USD	255	256,275

			515,900

IT Services – 4.0%
Ceridian Corp.:
11.25%, 11/15/15		115	118,450
8.88%, 7/15/19(c)		1,150	1,311,000
11.00%, 3/15/21(c)		1,380	1,576,650
Epicor Software Corp.,
8.63%, 5/01/19		510	554,625
First Data Corp.:
7.38%, 6/15/19(c)		2,098	2,213,390
8.88%, 8/15/20(c)		495	546,975
6.75%, 11/01/20(c)		1,347	1,407,615
8.25%, 1/15/21(c)		106	112,360
12.63%, 1/15/21		258	281,865
10.63%, 6/15/21(c)		676	679,380

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2013	7

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
IT Services (concluded)
First Data Corp. (concluded):
11.75%, 8/15/21(c)	USD	362	$350,235
SunGard Data Systems, Inc.:
7.38%, 11/15/18		500	532,500
6.63%, 11/01/19(c)		735	773,587
WEX, Inc.,
4.75%, 2/01/23(c)		453	451,868

			10,910,500

Machinery – 0.7%
DH Services Luxembourg Sarl,
7.75%, 12/15/20(c)		85	91,588
The Manitowoc Co., Inc.,
5.88%, 10/15/22		435	462,731
Navistar International Corp.,
8.25%, 11/01/21		335	341,281
SPX Corp.,
6.88%, 9/01/17		160	178,000
Terex Corp.,
6.00%, 5/15/21		430	454,725
Trinseo Materials Operating SCA,
8.75%, 2/01/19(c)		378	376,582

			1,904,907

Media – 10.2%
Affinion Group, Inc.,
7.88%, 12/15/18		362	278,740
AMC Networks, Inc.:
7.75%, 7/15/21		205	232,163
4.75%, 12/15/22		328	327,180
Cablevision Systems Corp.,
5.88%, 9/15/22		490	485,100
CCO Holdings LLC,
5.25%, 9/30/22		540	540,000
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.13%, 2/15/23		685	671,300
Cengage Learning Acquisitions, Inc.,
11.50%, 4/15/20(c)		537	432,285
Checkout Holding Corp.,
9.83%, 11/15/15(c)(e)		418	330,220
Cinemark USA, Inc.,
5.13%, 12/15/22		232	235,480
Clear Channel Communications, Inc.:
9.00%, 12/15/19(c)		735	738,675
9.00%, 3/01/21		1,122	1,113,585
Clear Channel Worldwide Holdings, Inc.:
7.63%, 3/15/20		1,039	1,103,937
6.50%, 11/15/22(c)		568	596,400
6.50%, 11/15/22(c)		1,743	1,838,865
DISH DBS Corp.:
4.25%, 4/01/18(c)		485	472,875
5.13%, 5/01/20(c)		827	806,325
5.88%, 7/15/22		600	601,500
Harron Communications LP,
9.13%, 4/01/20(c)		300	333,750
Intelsat Jackson Holdings SA,
5.50%, 8/01/23(c)(d)		1,403	1,374,940
Intelsat Luxembourg SA(c):
6.75%, 6/01/18		1,160	1,209,300
7.75%, 6/01/21		397	417,346
Interactive Data Corp.,
10.25%, 8/01/18		1,235	1,386,287
The Interpublic Group of Cos., Inc.,
10.00%, 7/15/17		315	332,325
Kabel Deutschland Vertrieb und Service GmbH & Co. KG,
6.50%, 6/29/18(c)	EUR	100	138,364
Live Nation Entertainment, Inc.,
8.13%, 5/15/18(c)	USD	675	723,937
Lynx I Corp.:
5.38%, 4/15/21(c)		265	275,600
6.00%, 4/15/21	GBP	930	1,485,106
The McClatchy Co.,
9.00%, 12/15/22(c)	USD	502	542,160
NAI Entertainment Holdings LLC,
8.25%, 12/15/17(c)		513	554,040
Nara Cable Funding Ltd.,
8.88%, 12/01/18	EUR	200	275,547
Nielsen Finance LLC:
11.63%, 2/01/14	USD	45	47,700
7.75%, 10/15/18		1,111	1,222,100
Odeon & UCI Finco Plc,
9.00%, 8/01/18(c)	GBP	189	309,063
ProQuest LLC,
9.00%, 10/15/18(c)	USD	166	168,075
ProtoStar I Ltd.,
18.00%, 10/15/13(a)(b)(c)(f)		812	406
Sirius XM Radio, Inc.(c):
4.25%, 5/15/20		474	464,520
4.63%, 5/15/23		233	223,680
Sterling Entertainment Corp.,
10.00%, 12/15/19		800	800,000
Unitymedia GmbH,
9.50%, 3/15/21	EUR	385	576,490
Unitymedia Hessen GmbH & Co. KG:
7.50%, 3/15/19		722	1,021,000
5.50%, 1/15/23(c)	USD	475	484,500
Univision Communications, Inc.(c):
8.50%, 5/15/21		266	287,945
6.75%, 9/15/22		332	356,900
5.13%, 5/15/23		648	635,040
UPCB Finance II Ltd.:
6.38%, 7/01/20(c)	EUR	753	1,036,700
6.38%, 7/01/20		300	413,028
WaveDivision Escrow LLC/WaveDivision Escrow Corp.,
8.13%, 9/01/20(c)	USD	329	348,740

			28,249,219

Metals & Mining – 4.2%
ArcelorMittal:
9.50%, 2/15/15		300	333,000
4.25%, 8/05/15		360	371,700

8	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Metals & Mining (concluded)
ArcelorMittal (concluded):
4.25%, 3/01/16	USD	125	$129,688
5.00%, 2/25/17		385	400,400
6.13%, 6/01/18		385	408,100
Eco-Bat Finance Plc,
7.75%, 2/15/17	EUR	435	576,699
FMG Resources August 2006 Property Ltd.(c):
6.38%, 2/01/16	USD	405	412,692
6.00%, 4/01/17		443	448,537
Global Brass and Copper, Inc.,
9.50%, 6/01/19(c)		275	308,000
GoldCorp, Inc.,
2.00%, 8/01/14(f)		970	988,794
Kaiser Aluminum Corp.,
8.25%, 6/01/20		205	231,137
New Gold, Inc.(c):
7.00%, 4/15/20		140	148,400
6.25%, 11/15/22		275	283,250
New World Resources NV,
7.88%, 5/01/18	EUR	230	239,154
Newmont Mining Corp., Series A,
1.25%, 7/15/14(f)	USD	1,345	1,403,003
Novelis, Inc.,
8.75%, 12/15/20		2,815	3,145,762
Peninsula Energy Ltd.
0.00, 12/14/14		500	500,000
Perstorp Holding AB,
8.75%, 5/15/17(c)		205	211,663
Steel Dynamics, Inc.,
6.38%, 8/15/22(c)		225	245,250
Taseko Mines Ltd.,
7.75%, 4/15/19		385	392,700
Vedanta Resources Plc,
8.25%, 6/07/21(c)		245	264,600
Walter Energy, Inc.(c):
9.88%, 12/15/20		122	130,235
8.50%, 4/15/21		92	92,460

			11,665,224

Multiline Retail – 0.4%
Dollar General Corp.,
4.13%, 7/15/17		727	788,985
Dufry Finance SCA,
5.50%, 10/15/20(c)		403	424,158

			1,213,143

Oil, Gas & Consumable Fuels – 9.5%
Access Midstream Partners LP:
5.88%, 4/15/21		63	66,780
6.13%, 7/15/22		250	267,500
4.88%, 5/15/23		411	405,862
Alpha Appalachia Holdings, Inc.,
3.25%, 8/01/15(f)		817	808,830
Athlon Holdings LP/Athlon Finance Corp.,
7.38%, 4/15/21(c)		175	182,000
Aurora USA Oil & Gas, Inc.(c):
9.88%, 2/15/17		610	669,475
7.50%, 4/01/20		305	311,100
Bonanza Creek Energy, Inc.,
6.75%, 4/15/21(c)		78	81,510
BreitBurn Energy Partners LP,
7.88%, 4/15/22		235	254,975
Carrizo Oil & Gas, Inc.,
7.50%, 9/15/20		215	232,200
Chaparral Energy, Inc.,
7.63%, 11/15/22		205	221,400
Chesapeake Energy Corp.:
7.25%, 12/15/18		110	126,775
6.63%, 8/15/20		77	85,663
6.88%, 11/15/20		248	279,000
6.13%, 2/15/21		69	75,210
Concho Resources, Inc.:
7.00%, 1/15/21		150	163,125
6.50%, 1/15/22		270	291,600
5.50%, 10/01/22		333	343,822
5.50%, 4/01/23		67	68,508
CONSOL Energy, Inc.,
8.25%, 4/01/20		285	314,925
Continental Resources, Inc.,
7.13%, 4/01/21		340	381,650
Crosstex Energy LP,
8.88%, 2/15/18		140	150,500
Crown Oil Partners IV LP,
15.00%, 3/07/15		562	587,504
CrownRock LP/CrownRock Finance, Inc.,
7.13%, 4/15/21(c)		314	323,420
CVR Refining LLC/Coffeyville Finance, Inc.,
6.50%, 11/01/22(c)		350	362,250
Denbury Resources, Inc.,
4.63%, 7/15/23		708	684,990
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/17		430	477,300
7.75%, 6/15/19		490	524,300
EP Energy LLC/EP Energy Finance, Inc.,
9.38%, 5/01/20		195	221,081
EP Energy LLC/Everest Acquisition Finance, Inc.,
6.88%, 5/01/19		315	340,200
EV Energy Partners LP,
8.00%, 4/15/19		140	143,850
Halcon Resources Corp.,
8.88%, 5/15/21		384	390,720
Hilcorp Energy I LP,
7.63%, 4/15/21(c)		243	267,300
Holly Energy Partners LP,
6.50%, 3/01/20		145	154,063
Kodiak Oil & Gas Corp.,
8.13%, 12/01/19		320	360,000

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2013	9

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
LBC Tank Terminals Holding Netherlands BV,
6.88%, 5/15/23(c)	USD	200	$207,750
Legacy Reserves LP/Legacy Reserves Finance Corp.,
6.63%, 12/01/21(c)		140	136,850
Lightstream Resources Ltd. (FKA PetroBakken Energy Ltd.),
8.63%, 2/01/20(c)		387	396,675
Linn Energy LLC:
6.50%, 5/15/19		41	41,718
6.25%, 11/01/19(c)		1,084	1,092,130
8.63%, 4/15/20		100	109,500
7.75%, 2/01/21		140	148,400
MarkWest Energy Partners LP:
6.25%, 6/15/22		97	104,760
5.50%, 2/15/23		188	196,460
4.50%, 7/15/23		275	267,437
Memorial Production Partners LP,
7.63%, 5/01/21(c)		181	181,905
Newfield Exploration Co.,
6.88%, 2/01/20		715	765,050
Northern Oil and Gas, Inc.,
8.00%, 6/01/20		285	296,400
Oasis Petroleum, Inc.:
7.25%, 2/01/19		185	199,338
6.50%, 11/01/21		270	291,600
Offshore Group Investment Ltd.,
7.13%, 4/01/23(c)		388	400,610
Pacific Drilling SA,
5.38%, 6/01/20(c)(d)		373	369,270
PBF Holding Co. LLC,
8.25%, 2/15/20		205	226,525
PDC Energy, Inc.,
7.75%, 10/15/22(c)		190	207,100
Penn Virginia Corp.,
8.50%, 5/01/20(c)		114	114,000
Petrobras Global Finance BV,
3.00%, 1/15/19		320	312,116
Petroleum Geo-Services ASA,
7.38%, 12/15/18(c)		730	810,300
Plains Exploration & Production Co.,
6.88%, 2/15/23		496	561,100
Range Resources Corp.:
8.00%, 5/15/19		345	376,050
6.75%, 8/01/20		111	120,158
5.75%, 6/01/21		896	947,520
5.00%, 8/15/22		296	300,440
5.00%, 3/15/23(c)		157	158,570
Regency Energy Partners LP,
6.88%, 12/01/18		372	398,970
Rosetta Resources, Inc.,
5.63%, 5/01/21		245	245,612
Sabine Pass Liquefaction LLC(c):
5.63%, 2/01/21		1,187	1,191,451
5.63%, 4/15/23		309	309,000
Sabine Pass Liquified Natural Gas LP:
7.50%, 11/30/16		1,595	1,778,425
6.50%, 11/01/20(c)		300	314,250
SandRidge Energy, Inc.:
8.75%, 1/15/20		28	30,100
7.50%, 2/15/23		337	347,110
SESI LLC,
6.38%, 5/01/19		300	324,000
Seven Generations Energy Ltd.,
8.25%, 5/15/20(c)		93	96,720
SM Energy Co.:
6.63%, 2/15/19		120	128,700
6.50%, 11/15/21		240	262,200
6.50%, 1/01/23		355	390,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
5.88%, 10/01/20(c)		142	148,035
Vanguard Natural Resources LLC,
7.88%, 4/01/20		250	267,500

			26,191,693

Paper & Forest Products – 0.7%
Ainsworth Lumber Co. Ltd.,
7.50%, 12/15/17(c)		325	351,000
Boise Paper Holdings LLC:
9.00%, 11/01/17		55	58,575
8.00%, 4/01/20		105	116,550
Clearwater Paper Corp.:
7.13%, 11/01/18		535	579,137
4.50%, 2/01/23(c)		40	39,500
NewPage Corp.,
11.38%, 12/31/14(a)(b)		1,785	–
Sappi Papier Holding GmbH(c):
8.38%, 6/15/19		200	220,500
6.63%, 4/15/21		120	122,400
Unifrax I LLC,
7.50%, 2/15/19(c)		240	249,600
WEPA Hygieneprodukte GmbH,
6.50%, 5/15/20	EUR	100	135,941

			1,873,203

Pharmaceuticals – 1.8%
Capsugel Finance Co. SCA:
9.88%, 8/01/19(c)		200	294,393
9.88%, 8/01/19		100	147,197
Elan Corp. Plc,
6.25%, 6/15/21(c)	USD	1,415	1,422,075
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.,
9.50%, 12/01/19(c)		370	422,263
Valeant Pharmaceuticals International(c):
6.50%, 7/15/16		399	412,965
6.88%, 12/01/18		841	897,767
6.38%, 10/15/20		248	260,400
6.75%, 8/15/21		412	438,780
Warner Chilcott Co. LLC,
7.75%, 9/15/18		565	623,266

			4,919,106

10	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Professional Services – 0.2%
La Financiere Atalian SA,
7.25%, 1/15/20	EUR	120	$156,750
Truven Health Analytics, Inc.,
10.63%, 6/01/20(c)	USD	470	531,100

			687,850

Real Estate Investment Trusts (REITs) – 0.7%
Cantor Commercial Real Estate Co. LP,
7.75%, 2/15/18(c)		261	270,135
Felcor Lodging LP:
6.75%, 6/01/19		934	997,045
5.63%, 3/01/23		235	239,113
Host Hotels & Resorts LP,
2.50%, 10/15/29(c)(f)		110	155,031
iStar Financial, Inc.,
4.88%, 7/01/18		375	372,187

			2,033,511

Real Estate Management & Development – 2.3%
CBRE Services, Inc.,
6.63%, 10/15/20		310	334,800
Country Garden Holdings Co. Ltd.,
7.50%, 1/10/23(c)		200	203,500
Crescent Resources LLC/Crescent Ventures, Inc.,
10.25%, 8/15/17(c)		785	875,275
Realogy Corp.(c):
3.38%, 5/01/16		311	308,668
7.88%, 2/15/19		2,165	2,376,087
7.63%, 1/15/20		465	526,612
9.00%, 1/15/20		305	354,563
Shea Homes LP,
8.63%, 5/15/19		1,290	1,464,150

			6,443,655

Road & Rail – 0.6%
The Hertz Corp.:
7.50%, 10/15/18		505	549,187
6.75%, 4/15/19		265	287,856
5.88%, 10/15/20		60	63,300
The Hertz Corp. (concluded):
7.38%, 1/15/21		400	442,000
6.25%, 10/15/22		245	266,131
Watco Cos. LLC/Watco Finance Corp.,
6.38%, 4/01/23(c)		131	137,878

			1,746,352

Semiconductors & Semiconductor Equipment – 0.5%
NXP BV/NXP Funding LLC(c):
3.75%, 6/01/18		395	389,075
9.75%, 8/01/18		100	113,000
5.75%, 2/15/21		305	320,250
Spansion LLC,
7.88%, 11/15/17		540	561,600

			1,383,925

Software – 1.4%
IAC/InterActiveCorp,
4.75%, 12/15/22(c)		386	379,245
Igloo Holdings Corp.,
8.25%, 12/15/17(c)(g)		274	281,535
Infor US, Inc.,
9.38%, 4/01/19		1,610	1,815,275
Interface Security Systems Holdings, Inc.,
9.25%, 1/15/18(c)		139	145,255
Nuance Communications, Inc.,
5.38%, 8/15/20(c)		865	875,812
Sophia LP,
9.75%, 1/15/19(c)		408	454,920

			3,952,042

Specialty Retail – 2.6%
Asbury Automotive Group, Inc.,
8.38%, 11/15/20		335	375,200
Claire’s Stores, Inc.(c):
9.00%, 3/15/19		797	896,625
7.75%, 6/01/20		304	307,800
CST Brands, Inc.,
5.00%, 5/01/23(c)		173	174,730
House of Fraser Funding Plc:
8.88%, 8/15/18(c)	GBP	259	416,939
8.88%, 8/15/18		221	355,766
Limited Brands, Inc.,
8.50%, 6/15/19	USD	745	915,419
Michaels Stores, Inc.,
7.75%, 11/01/18		215	233,275
New Academy Finance Co.,
8.00%, 6/15/18(c)(g)		197	202,910
Party City Holdings, Inc.,
8.88%, 8/01/20(c)		929	1,042,802
Penske Automotive Group, Inc.,
5.75%, 10/01/22(c)		289	304,534
QVC, Inc.(c):
7.50%, 10/01/19		565	622,102
7.38%, 10/15/20		270	298,345
Sally Holdings LLC:
6.88%, 11/15/19		500	554,375
5.75%, 6/01/22		470	494,675

			7,195,497

Textiles, Apparel & Luxury Goods – 0.4%
Levi Strauss & Co.,
6.88%, 5/01/22		400	443,500
Phillips-Van Heusen Corp.,
4.50%, 12/15/22		233	232,417
SIWF Merger Sub, Inc./Springs Industries, Inc.,
6.25%, 6/01/21(c)(d)		461	458,695

			1,134,612

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2013	11

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Trading Companies & Distributors – 0.8%
Air Lease Corp.,
4.50%, 1/15/16		540	553,500
Ashtead Capital, Inc.,
6.50%, 7/15/22(c)		455	491,400
Doric Nimrod Air Finance Alpha Ltd.(c):
Series 2012-1, Class A 5.13%, 11/30/24		533	567,989
Series 2012-1, Class B 6.50%, 5/30/21		479	498,325

			2,111,214

Transportation Infrastructure – 0.2%
Aguila 3 SA,
7.88%, 1/31/18(c)		398	428,348

Wireless Telecommunication Services – 4.4%
Cricket Communications, Inc.,
7.75%, 10/15/20		543	541,643
Crown Castle International Corp.,
5.25%, 1/15/23		1,029	1,041,862
Digicel Group Ltd.(c):
8.25%, 9/30/20		420	447,300
6.00%, 4/15/21		1,762	1,753,190
MetroPCS Wireless, Inc.,
6.63%, 11/15/20		477	510,390
NII Capital Corp.,
7.63%, 4/01/21		324	269,730
Phones4u Finance Plc:
9.50%, 4/01/18	GBP	100	157,835
9.50%, 4/01/18(c)		370	583,990
Softbank Corp.,
4.50%, 4/15/20(c)	USD	720	730,593
Sprint Capital Corp.,
6.88%, 11/15/28		1,271	1,271,000
Sprint Nextel Corp.(c):
9.00%, 11/15/18		2,465	2,988,812
7.00%, 3/01/20		1,560	1,755,000
			12,051,345

Total Corporate Bonds – 106.2%			293,128,295

Floating Rate Loan Interests(i)
Airlines – 1.0%
Delta Air Lines, Inc., Term Loan B,
5.00%, 4/20/17		392	395,907
Northwest Airlines, Inc.:
2.30%, 3/10/17		588	544,635
2.30%, 3/10/17		589	545,457
1.68%, 9/10/18		491	433,874
1.68%, 9/10/18		499	441,345
1.68%, 9/10/18		495	438,100

			2,799,318

Auto Components – 1.1%
Federal-Mogul Corp.:
Term Loan B, 2.14%, 12/29/14		1,732	1,694,456
Term Loan C, 2.14%, 12/28/15		832	813,293
Schaeffler AG, Term Loan C,
4.25%, 1/27/17		520	526,282

			3,034,031

Building Products – 0.1%
Wilsonart International Holdings LLC, Term Loan B,
4.00%, 10/31/19		389	389,122

Capital Markets – 0.7%
American Capital Holdings, Inc., Term Loan,
5.50%, 8/22/16		858	868,725
Knight Capital Group, Inc., Term Loan B,
5.25%, 11/10/17		330	326,700
Nuveen Investments, Inc.:
Incremental Term Loan, 4.19%, 5/13/17		440	441,192
Second Lien Term Loan, 6.50%, 2/28/19		380	380,950

			2,017,567

Chemicals – 0.4%
INEOS US Finance LLC, 6 Year Term Loan,
4.00%, 5/04/18		340	339,607
US Coatings Acquisition, Inc.:
Term Loan, 4.75%, 2/03/20		650	654,635
Term Loan B, 5.25%, 2/03/20	EUR	0.00	0.00

			994,242

Commercial Services & Supplies – 0.2%
Catalent Pharma Solutions Inc., Term Loan,
6.50%, 12/29/17	USD	240	242,700
Spin Holdco Inc., Term Loan B,
4.25%, 11/15/19		235	236,175

			478,875

Communications Equipment – 1.3%
Alcatel-Lucent USA, Inc.:
Term Loan C, 7.25%, 1/30/19		1,287	1,299,373
Term Loan D, 7.50%, 1/30/19	EUR	504	662,098
Avaya, Inc., Term Loan B5,
8.00%, 3/30/18	USD	113	108,331
Zayo Group, LLC, Term Loan B,
4.50%, 7/02/19		1,663	1,662,860

			3,732,662

12	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests(i)	Par (000)		Value
Construction Materials – 0.4%
HD Supply, Inc., Senior Debt B,
4.50%, 10/12/17	USD	1,012	$1,019,572

Consumer Finance – 0.6%
Springleaf Financial Funding Co., Term Loan,
5.50%, 5/10/17		1,600	1,604,502

Containers & Packaging – 0.1%
Tekni-Plex, Inc., Term Loan B,
5.50%, 8/25/19		245	243,775

Diversified Consumer Services – 0.2%
Laureate Education, Inc., Extended Term Loan,
5.25%, 6/18/18		133	133,690
ServiceMaster Co., Term Loan,
4.25%, 1/31/17		424	423,857

			557,547

Diversified Telecommunication Services – 0.8%
Level 3 Financing, Inc.:
2016 Term Loan B, 4.75%, 2/01/16		642	647,390
2019 Term Loan B, 5.25%, 8/01/19		530	536,959
Term Loan, 4.75%, 8/01/19		900	906,471

			2,090,820

Energy Equipment & Services – 0.2%
Dynegy Holdings Inc., Term Loan B2,
4.00%, 4/23/20		550	551,260

Food & Staples Retailing – 0.3%
JC Penney Corp., Inc., First Lien Term Loan,
6.00%, 4/30/18		665	673,731
Rite Aid Corp., Second Lien Term Loan,
5.75%, 8/21/20		100	103,104

			776,835

Food Products – 0.1%
Advance Pierre Foods, Inc., Term Loan,
5.75%, 7/10/17		195	195,668

Health Care Equipment & Supplies – 0.2%
Bausch & Lomb, Inc., Term Loan B,
4.00%, 5/17/19		352	352,700
LHP Hospital Group, Inc., Term Loan,
9.00%, 7/03/18		258	263,211

			615,911

Health Care Providers & Services – 0.2%
Genesis HealthCare Corp., Term Loan B,
10.00% - 10.75%, 9/25/17		216	222,457
inVentiv Health, Inc., Combined Term Loan,
7.50%, 8/04/16		376	371,508

			593,965

Hotels, Restaurants & Leisure – 3.1%
Harrah’s Property Co., Mezzanine Term Loan,
3.69%, 2/13/14		6,579	6,003,337
MGM Resorts International, Term Loan B,
3.50%, 12/20/19		1,077	1,079,541
Station Casinos, Inc., Term Loan B,
5.00%, 3/01/20		915	923,464
Travelport LLC:
Second Lien PIK Term Loan 2, 8.37%, 12/01/16		405	402,014
Second Lien Term Loan 1, 9.50%, 1/29/16		97	101,072

			8,509,428

Industrial Conglomerates – 0.2%
Sequa Corp., Term Loan B,
5.25%, 6/19/17		531	535,653

Insurance – 0.1%
Alliant Holdings I, Inc., Term Loan B,
5.00%, 12/20/19		309	310,771

IT Services – 0.3%
Ceridian Corp., Extended Term Loan,
5.95%, 5/09/17		62	62,617
First Data Corp., Extended 2018 Term Loan B,
4.20%, 3/23/18		720	716,702

			779,319

Life Sciences Tools & Services – 0.1%
Patheon, Inc., Term Loan,
7.25%, 12/06/18		189	191,413

Machinery – 0.6%
Rexnord LLC, Term Loan B,
3.75%, 4/02/18		452	457,129
Silver II US Holdings LLC, Term Loan,
4.00%, 12/13/19		1,297	1,296,785

			1,753,914

Media – 3.3%
Cengage Learning Acquisitions, Inc.:
Non Extended Term Loan, 2.70%, 7/03/14		291	228,633
Tranche 1 Incremental, 7.50%, 7/03/14		1,374	1,079,372
Cequel Communications LLC, Term Loan B,
3.50%, 2/14/19		–	–
Clear Channel Communications, Inc.:
Term Loan B, 3.84%, 1/29/16		308	286,087
Term Loan C, 3.84%, 1/29/16		92	84,505
Term Loan D, 6.94%, 1/30/19		1,180	1,100,824
EMI Music Publishing Ltd., Term Loan B,
4.25%, 6/29/18		398	400,364

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2013	13

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (i)	Par (000)		Value
Media (concluded)
Getty Images, Inc., Term Loan B,
4.75%, 10/18/19	USD	378	$379,464
Intelsat Jackson Holdings SA, Term Loan B1,
4.25%, 4/02/18		4,855	4,883,997
Interactive Data Corp., Term Loan B,
3.75%, 2/11/18		379	379,987
Univision Communications, Inc., Converted Extended Term Loan,
4.50%, 3/02/20		228	227,220
Virgin Media Investment Holdings, Term Loan B,
3.50%, 6/05/20		110	109,788

			9,160,241

Metals & Mining – 1.1%
Constellium Holdco BV, Term Loan B,
6.25%, 3/25/20		825	838,406
FMG America Finance, Inc., Term Loan,
5.25%, 10/18/17		2,070	2,079,017

			2,917,423

Multiline Retail – 0.5%
HEMA Holding BV, Mezzanine,
8.62%, 7/05/17(g)	EUR	1,199	1,402,467

Oil, Gas & Consumable Fuels – 1.5%
Chesapeake Energy Corp., Unsecured Term Loan,
5.75%, 12/01/17	USD	2,015	2,064,226
Obsidian Natural Gas Trust, Term Loan,
7.00%, 11/02/15		702	705,601
Samson Investment Co., Second Lien Term Loan,
6.00%, 9/25/18		215	216,129
Vantage Drilling Co.:
Term Loan, 6.25%, 10/26/17		798	805,300
Term Loan B, 5.75%, 3/28/19		345	349,026

			4,140,282

Pharmaceuticals – 0.3%
Par Pharmaceutical, Term Loan B,
4.25%, 9/30/19		657	657,354
Pharmaceutical Product Development, Inc., Term Loan B,
4.25%, 12/05/18		286	288,016

			945,370

Professional Services – 0.1%
Truven Health Analytics, Inc., Term Loan B,
4.50%, 6/01/19		342	342,984

Real Estate Investment Trusts (REITs) – 0.3%
iStar Financial, Inc., Term Loan,
4.50%, 9/28/17		917	925,508

Real Estate Management & Development – 0.3%
Realogy Corp.:
Extended Letter of Credit, 4.45%, 10/10/16		86	87,045
Extended Term Loan, 4.50%, 3/05/20		610	615,466

			702,511

Road & Rail – 0.1%
Genesee & Wyoming, Inc., Term Loan A,
2.19%, 10/02/17		257	257,314

Software – 0.6%
GCA Services Group, Inc., Second Lien Term Loan,
9.25%, 10/22/20		55	55,825
Infor US, Inc., Term Loan B2,
5.25%, 4/05/18		1,122	1,132,194
Kronos, Inc., Second Lien Term Loan,
9.75%, 4/30/20		470	491,150

			1,679,169

Specialty Retail – 0.2%
David’s Bridal, Inc., Term Loan B,
5.00%, 10/11/19		494	496,641

Textiles, Apparel & Luxury Goods – 0.5%
Ascend Performance Materials LLC, Term Loan B,
6.75%, 4/10/18		1,040	1,044,698
PVH Corp., Term Loan B,
3.25%, 2/13/20		405	406,721

			1,451,419

Thrifts & Mortgage Finance – 0.2%
Ocwen Financial Corp., Term Loan,
5.00%, 2/15/18		560	566,535

Total Floating Rate Loan Interests – 21.3%			58,764,034

Municipal Bonds
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co., Project:
5.00%, 12/01/19		310	319,356
5.50%, 12/01/22		100	104,133
5.25%, 12/01/25		70	72,050

Total Municipal Bonds – 0.2%			495,539

Other Interests(j)	Beneficial Interest (000)
Chemicals – 0.0%
Wellman Holdings, Inc., Litigation Trust Certificate		2,650	27

14	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)
(Percentages shown are based on Net Assets)

Other Interests(j)	Beneficial Interest (000)		Value
Media – 0.0%
Adelphia Preferred Escrow(a)	USD	700	$7
Adelphia Recovery Trust		878	7,023

			7,030

Total Other Interests – 0.0%			7,057

Preferred Securities	Par (000)
Capital Trusts -0 0%
Media – 0.0%
NBCUniversal Enterprise, Inc.,
5.25%(c)(k)	USD	100	99,921

Preferred Stocks	Shares
Auto Components – 1.3%
Dana Holding Corp.,
4.00%(c)(f)		23,060	3,673,746

Trust Preferreds – 1.3%
Diversified Financial Services – 1.3%
GMAC Capital Trust I, Series
2, 8.13%, 2/15/40(i)		128,450	3,406,293

Total Preferred Securities – 2.6%			7,179,960

Warrants(l)
Health Care Providers & Services – 0.0%
HealthSouth Corp. (Expires 1/16/14)		29,930	–

Media – 0.0%
New Vision Holdings LLC: (Expires 9/30/14)		13	19,391
New Vision Holdings LLC (concluded): (Expires 9/30/14)		2	4,196

			23,587

Metals & Mining – 0.0%
Peninsula Minerals Ltd. (Expires 12/31/15)		3,627,165	41,657

Real Estate Investment Trusts (REITs) – 0.0%
Peninsula Energy Ltd. (Expires 12/31/15)		2,142,553	13,123

Software – 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/28/17)		312	–
HMH Holdings/EduMedia (Issued/Exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)		1,070	–
			–

Total Warrants – 0.0%			78,367

Total Long-Term Investments (Cost – $379,680,786) – 141.0%			389,157,356

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06%(m)(n)		3,238,126	3,238,126

Total Short-Term Securities (Cost – $3,238,126) – 1.2%			3,238,126

Options Purchased
(Cost – $16,622) – 0.0%			–
Total Investments Before Options Written (Cost – $382,935,534*) – 142.2%			392,395,482

Options Written
(Premiums Received – $98,415) – (0.1)%			(108,196)

Total Investments, Net of Options Written – 142.1%			392,287,286
Liabilities in Excess of Other Assets – (42.1)%			(116,360,181)

Net Assets – 100.0%			$275,927,105

*	As of May 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2013	15

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)

Tax cost	$384,530,379

Gross unrealized appreciation	$20,842,506
Gross unrealized depreciation	(12,977,403)

Net unrealized appreciation	$7,865,103

Notes to Consolidated Schedule of Investments

(a)	Non-income producing security.

(b)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Depreciation
Jefferies and Company	$204,298	$(4,703)
Credit Suisse Group AG	$1,374,940	$(24,230)
Goldman Sachs Group, Inc.	$369,270	$(3,730)
JPMorgan Chase & Co.	$458,695	$(7,399)
Goldman Sachs Group, Inc.	$827,400	$(12,600)

(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(f)	Convertible security.

(g)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(h)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(i)	Variable rate security. Rate shown is as of report date.

(j)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(k)	Security is perpetual in nature and has no stated maturity date.

(l)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(m)	Investments in issuers considered to be an affiliate of the Fund during the period ended May 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at February 28, 2013	Net Activity	Shares Held at May 31, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	–	3,238,126	3,238,126	$510

(n)	Represents the current yield as of report date.

16	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Consolidated Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AUD	Australian Dollar
	CAD	Canadian Dollar
	EBITDA	Earnings Before Interest Taxes Depreciation and Amortization
	EUR	Euro
	FKA	Formerly Known As
	GBP	British Pound
	LIBOR	London Inter Bank Offered Rate
	PIK	Payment in Kind
	RB	Revenue Bonds
	USD	US Dollar

•	Foreign currency exchange contracts as of May 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	481,948	AUD	462,900	UBS AG	7/17/13	$40,291
USD	3,104,677	CAD	3,169,000	Barclays Plc	7/17/13	51,166
USD	7,550,502	GBP	4,932,000	Barclays Plc	7/17/13	58,997
USD	153,371	GBP	102,000	Citigroup, Inc.	7/17/13	(1,563)
USD	419,175	GBP	270,000	Deutsche Bank AG	7/17/13	9,056
USD	155,338	GBP	100,000	Goldman Sachs Group, Inc.	7/17/13	3,442
EUR	192,254	USD	250,817	Bank of New York Mellon Corp.	7/23/13	(867)
USD	688,528	EUR	526,000	Bank of America Corp.	7/23/13	4,673
USD	20,201,488	EUR	15,476,000	Barclays Plc	7/23/13	81,068
USD	273,536	EUR	210,000	Credit Suisse Group AG	7/23/13	514
USD	129,777	EUR	100,000	Goldman Sachs Group, Inc.	7/23/13	(234)
USD	157,596	EUR	121,000	Goldman Sachs Group, Inc.	7/23/13	283
USD	235,781	EUR	180,000	Goldman Sachs Group, Inc.	7/23/13	1,762

Total						$248,588

•	Over-the-counter options purchased as of May 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Marsico Parent Superholdco LLC	Goldman Sachs Group, Inc.	Call	USD	942.86	12/14/19	17	–

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2013	17

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)

•	Over-the-counter credit default swaptions written as of May 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Pay/Receive Floating Rate Index	Floating Rate Index	Credit Rating[1]	Expiration Date	Notional Amount (000)[2]		Market Value
Sold Protection on 5-Year Credit Default Swap	Credit Suisse Group AG	Call	USD	103.50	Receive	Dow Jones CDX North America High Yield, Series 19, Verison 1	B+	6/19/13	USD	4,050	$(107,903)
Sold Protection on 5-Year Credit Default Swap	Credit Suisse Group AG	Put	USD	97.50	Pay	Dow Jones CDX North America High Yield, Series 19, Verison 1	B+	6/19/13	USD	4,050	(293)

Total											$(108,196)

•	Credit default swaps - sold protection outstanding as of May 31, 2013 were as follows:

Issuer	Receive Fixed Rate	Counterparty/Clearinghouse	Expiration Date	Credit Rating[3]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
Caesars Entertainment Operating Co., Inc.	5.00%	Citigroup, Inc.	12/20/15	CCC-	USD	143	$8,634
Caesars Entertainment Operating Co., Inc.	5.00%	Citigroup, Inc.	12/20/15	CCC-	USD	70	2,157
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase & Co.	12/20/15	CCC-	USD	250	23,717
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase & Co.	12/20/15	CCC-	USD	58	3,031
ARAMARK Corp.	5.00%	Goldman Sachs Group, Inc.	3/20/16	B-	USD	500	39,834
Caesars Entertainment Operating Co., Inc.	5.00%	Citigroup, Inc.	3/20/16	CCC-	USD	48	(2,226)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/16	CCC-	USD	301	(19,737)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/16	CCC-	USD	101	492
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/16	CCC-	USD	101	492
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/16	CCC-	USD	302	(2,247)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/16	CCC-	USD	71	(1,397)
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase & Co.	3/20/16	CCC-	USD	41	(1,351)
ARAMARK Corp.	5.00%	Goldman Sachs Group, Inc.	6/20/16	B-	USD	300	25,391

18	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)

•	Credit default swaps - sold protection outstanding as of May 31, 2013 were as follows (concluded):

Issuer	Receive Fixed Rate	Counterparty/Clearinghouse	Expiration Date	Credit Rating[3]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
ARAMARK Corp.	5.00%	Goldman Sachs Group, Inc.	6/20/16	B-	USD	300	$26,727
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	6/20/16	CCC-	USD	204	(3,916)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	6/20/16	CCC-	USD	390	(10,846)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	6/20/16	CCC-	USD	708	(17,074)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	6/20/16	CCC-	USD	114	(7,892)
ARAMARK Corp.	5.00%	Credit Suisse Group AG	9/20/16	B-	USD	125	14,249
ARAMARK Corp.	5.00%	Deutsche Bank AG	3/20/17	B-	USD	185	14,774
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/17	CCC-	USD	187	(12,050)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/17	CCC-	USD	222	(6,190)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/17	CCC-	USD	129	(5,921)
Crown Castle International Corp.	7.25%	Deutsche Bank AG	3/20/17	B-	USD	430	86,725
CCO Holdings LLC	8.00%	Deutsche Bank AG	9/20/17	BB-	USD	1,500	347,748
Markit CDX North America High Yield Inxdex	5.00%	Credit Suisse Group AG	6/20/18	B+	USD	1,060	(3,966)
Level 3 Communications, Inc.	5.00%	Goldman Sachs Group, Inc.	6/20/19	CCC	USD	900	111,853

Total							$611,011

[1]	Using Standard & Poor’s (“S&P”) rating of the underlying securities of the indexes.

[2]	The maximum potential amount the Fund may pay should a negative event take place as defined under the terms of agreement.

[3]	Using S&P’s rating of the issuer.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2013	19

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of May 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks	$22,711,058	$1,914,444	$4,878,602	$29,504,104
Corporate Bonds	–	289,993,532	3,134,763	293,128,295
Floating Rate Loan Interests	–	51,415,481	7,348,553	58,764,034
Municipal Bonds	–	495,539	–	495,539
Other Interests	7,023	–	34	7,057
Preferred Securities	3,406,293	3,773,667	–	7,179,960
Warrants	41,657	–	36,710	78,367
Short-Term Securities	3,238,126	–	–	3,238,126

Total	$29,404,157	$347,592,663	$15,398,662	$392,395,482

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	–	$705,824	–	$705,824
Foreign currency exchange contracts	–	251,252	–	251,252
Liabilities:
Credit contracts	–	(203,009)	–	(203,009)
Foreign currency exchange contracts	–	(2,664)	–	(2,664)

Total	–	$751,403	–	$751,403

[1]

Derivative financial instruments are swaps, foreign currency exchange contracts and options written. Swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

20	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (COY)

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of May 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for swaps	$660,000	–	–	$660,000
Foreign currency at value	138,552	–	–	138,552
Liabilities:
Bank overdraft	–	$(363,054)	–	(363,054)
Loan payable	–	(111,000,000)	–	(111,000,000)
Cash received as collateral for swaps	–	(600,000)	–	(600,000)

Total	$798,552	$(111,963,054)	–	$(111,164,502)

There were no transfers between Level 1 and Level 2 during the period ended May 31, 2013.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Warrants	Total
Assets:
Opening Balance, as of February 28, 2013	$4,867,942	$3,974,553	$9,296,536	$33	$58,758	$18,197,822
Transfers into Level 3[1]	–	–	2,002,691	–	–	2,002,691
Transfers out of Level 3[1]	(707)	(488,750)	(1,355,380)	–	–	(1,844,837)
Accrued discounts/premiums	–	1,129	17,889	–	–	19,018
Net realized gain (loss)	–	384	159,814	–	1,025	161,223
Net change in unrealized appreciation/depreciation[2]	11,367	12,932	(26,123)	1	(23,073)	(24,896)
Purchases	–	5,564	980,968	–	–	986,532
Sales	–	(371,049)	(3,727,842)	–	–	(4,098,891)

Closing Balance, as of May 31 2013	$4,878,602	$3,134,763	$7,348,553	$34	$36,710	$15,398,662

[1]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.

[2]	The change in unrealized appreciation/depreciation on investments still held as of May 31, 2013 was $(10,962).

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2013	21

Consolidated Schedule of Investments (concluded)	BlackRock Corporate High Yield Fund, Inc. (COY)

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (“Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of May 31, 2013. The table does not include Level 3 investments with values based upon unadjusted third party pricing information. Level 3 investments valued using third party pricing information was $8,340,393.

A significant change in such third party pricing information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Techniques	Unobservable Inputs[1]	Range of Unobservable Inputs Utilized
Assets:
Common Stocks[2]	$204,750	Market Comparable Companies	Forecasted EBITDA Multiple	3.50x
	2,192,164	Market Comparable Companies	Enterprise Value/Oil Barrel Multiple	CAD[3] 0.37x–0.47x
	1,746,388	Market Comparable Companies	Offshore EBITDA Multiple	8.75x
		Market Comparable Companies	Onshore EBITDA Multiple	4.75x
Corporate Bonds[4]	990,753	Market Comparable Companies	Yield	12.10%
	587,504	Discounted Cash Flow	Yield	12.00%
	800,000	Market Comparable Companies	Last 12 Months EBITDA Multiple	10.00x
	500,000	Cost[5]	N/A	–
Warrants	23,587	Estimated Recovery Value	Recovery Rate	$1.36 - $1.63
	13,123	Black-Scholes	Implied Volatility	75%

Total	$7,058,269

[1]	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Forecasted EBITDA Multiple	Increase	Decrease
Enterprise Value/Oil Barrel Multiple	Increase	Decrease
Offshore EBITDA Multiple	Increase	Decrease
Onshore EBITDA Multiple	Increase	Decrease
Yield	Decrease	Increase
Last 12 Months EBITDA Multiple	Increase	Decrease
Recovery Rate	Increase	Decrease
Implied Volatility	Increase	Decrease

[2]

For the period ended May 31, 2013, the valuation technique for certain investments classified as common stocks changed to a market approach. The investment was previously valued using the company’s financial restructuring plan. Market information became available for this investment, therefore, the market approach is considered to be a more relevant measure of fair value for this investment.

[3]	Canadian Dollar.

[4]

For the period ended May 31, 2013, the valuation technique for certain investments classified as corporate bonds changed to a market approach. The investment was previously valued using acquisition cost. Market information became available for this investment which is considered to be a more relevant measure of fair value for this investment.

[5]

The Fund fair values certain of its Level 3 investments using acquisition cost, although the transaction may not have occurred during the current reporting period. These investments are generally privately held investments. There may not be a secondary market, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Global Valuation Committee, or its delegate. Valuations are reviewed utilizing available market information to determine if the carrying value should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment and the fact that comparable public companies are not identical to the investments being fair valued by the Fund.

22	BLACKROCK CORPORATE HIGH YIELD FUND, INC.	MAY 31, 2013

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ‘‘1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Corporate High Yield Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Corporate High Yield Fund, Inc.

Date: July 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Corporate High Yield Fund, Inc.

Date: July 25, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Corporate High Yield Fund, Inc.

Date: July 25, 2013